Vessels and subsidiaries - Time charter contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Time charter contracts
Total carrying amount of intangible assets with finite useful life	$ 3,385	$ 4,363
DHT China charter [Member]
Time charter contracts
Finite	$ 3,385	$ 4,363